COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 6 - COMMITMENTS AND CONTINGENT LIABILITIES

On January 12, 2024, the Company announced that it had entered into a $5 million contract with R&I Trading of New York (“R&I Trading”). The purpose of the agreement was to provide supply chain management services to a NATO member state. Following June 30, 2024, R&I Trading issued a notice of termination and initiated arbitration proceedings concerning disputed payment amounts under the contract. The Company considers the termination to be unlawful and has demanded that R&I Trading fulfil its contractual obligations. Furthermore, the Company believes R&I Trading’s claims lack merit and intends to vigorously defend itself should formal proceedings commence. The Company is currently engaged in arbitration with R&I Trading. Both parties submitted their statements of claim on January 6, 2025. R&I Trading is seeking full restitution of the amounts it paid under the agreement. In contrast, the Company alleges that R&I Trading breached the contract and has requested the arbitrator to allocate remedies, particularly in the event that the Company incurs additional expenses from suppliers and employees not yet reflected in its damage estimate. The Company has also raised claims for loss of business opportunities and requested declaratory relief in its favor. On March 6, 2025, the parties filed a request for the approval of a mutual procedural arrangement, under which, among other things, R&I Trading will file an affidavit stating that it is not using the Company’s IP rights and has no intention of violating the Company’s IP rights; the Company will withdraw the motion for a declaration and amend its statement of claim accordingly by March 30, 2025; the statements of defense will be filed by April 21, 2025; and the statements of reply will be filed by May 12, 2025. On March 7, 2025, the arbitrator approved the request, and on March 23, 2025, R&I Trading filed its affidavit. On February 24, 2026, the arbitrator ordered each party to provide security for the arbitrator’s fees in the amount of NIS 50,000. The Company paid its portion of the required security on March 1, 2026. On May 18, 2026, the arbitrator granted reciprocal applications filed by the parties and ordered each party to deposit security in the amount of $50 to secure the other party’s costs in the arbitration proceedings. Following the arbitrator’s decision, the parties entered into discussions and agreed to suspend the arbitration proceedings. The parties continue to engage in discussions and have undertaken to update the arbitrator should circumstances change. The most recent status notice to the arbitrator was filed on June 18, 2026.

At this stage of the proceedings, management, based on advice received from external legal counsel, is unable to reliably assess the likelihood of success of the respective claims or the ultimate outcome of the arbitration. Accordingly, no provision has been recognized in the financial statements in respect of this matter, other than amounts deposited as security where applicable.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)